Related parties (Details 2) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure Of Key Management Personnel Compensation [Line Items]
Salaries and other benefits	₨ 15	₨ 16	₨ 12
Total	50,300	46,465	38,858
Key Management Personnel [Member]
Disclosure Of Key Management Personnel Compensation [Line Items]
Salaries and other benefits	891	912	627
Contributions to defined contribution plans	36	30	30
Commission to directors	416	378	305
Share-based payments expense	182	194	214
Total	₨ 1,525	₨ 1,514	₨ 1,176